Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Operating expenses:
General and administrative expenses	$ (20,912)	(129,751)	(82,529)	(83,153)	$ (1,479)	(9,178)	(1,125)	(14,638)
Operating Profit(losses)	145,736	904,235	554,904	298,466	(1,479)	(9,178)	(1,125)	(14,638)
Interest income	5,590	34,682	11,082	5,093	802	4,973	0	0
Equity in income of subsidiaries					121,342	752,885	457,287	227,519
Income before income taxes	151,736	941,461	568,456	303,869	120,665	748,680	456,162	212,881
Income tax expense	31,071	192,781	112,294	90,988	0	0	0	0
Net income	120,665	748,680	456,162	212,881	120,665	748,680	456,162	212,881
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	636	3,946	1,403	583	636	3,946	1,734	252
Comprehensive income	$ 121,301	752,626	457,565	213,464	$ 121,301	752,626	457,896	213,133